Condensed Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Condensed Consolidated Statement of Comprehensive Income
Interest income		kr 1,073	kr 1,250	kr 1,608	kr 2,323	kr 3,187	kr 6,083
Interest expenses		(604)	(845)	(1,153)	(1,449)	(2,337)	(4,366)
Net interest income		469	405	455	874	850	1,717
Net fee and commission expense		(10)	(7)	(5)	(17)	(16)	(33)
Net results of financial transactions		(24)	(67)	50	(91)	155	226
Total operating income		435	331	500	766	989	1,910
Personnel expenses		(92)	(85)	(87)	(177)	(171)	(333)
Other administrative expenses		(46)	(52)	(58)	(98)	(106)	(206)
Depreciation and impairment of non-financial assets		(13)	(13)	(14)	(26)	(28)	(57)
Total operating expenses		(151)	(150)	(159)	(301)	(305)	(596)
Operating profit before credit losses		284	181	341	465	684	1,314
Net credit losses		(151)	(24)	(13)	(175)	(4)	(10)
Operating profit		133	157	328	290	680	1,304
Tax expenses		(32)	(34)	(66)	(66)	(144)	(277)
Net profit	[1]	101	123	262	224	536	1,027
Items to be reclassified to profit or loss
Derivatives in cash flow hedges						(8)	(8)
Tax on items to be reclassified to profit or loss						2	2
Net items to be reclassified to profit or loss						(6)	(6)
Items not to be reclassified to profit or loss
Own credit risk		(62)	111	42	49	54	24
Revaluation of defined benefit plans		8	(9)	(16)	(1)	(27)	(4)
Tax on items not to be reclassified to profit or loss		12	(23)	(8)	(11)	(6)	(4)
Net items not to be reclassified to profit or loss		(42)	79	18	37	21	16
Total other comprehensive income		(42)	79	18	37	15	10
Total comprehensive income	[1]	kr 59	kr 202	kr 280	kr 261	kr 551	kr 1,037
Basic earnings per share (in SEK per share)	[2]	kr 25	kr 31	kr 66	kr 56	kr 134	kr 257
Diluted earnings per share (in SEK per share)	[2]	kr 25	kr 31	kr 66	kr 56	kr 134	kr 257

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.